Commitments, Contingencies And Guarantees (Commitments Outstanding) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 Commitments To Extend Credit [Member] USD ($)	Sep. 30, 2011 Commitments To Extend Credit [Member] JPY (¥)	Mar. 31, 2011 Commitments To Extend Credit [Member] JPY (¥)	Sep. 30, 2011 Commitments To Invest In Partnerships [Member] USD ($)	Sep. 30, 2011 Commitments To Invest In Partnerships [Member] JPY (¥)	Mar. 31, 2011 Commitments To Invest In Partnerships [Member] JPY (¥)	Sep. 30, 2011 Commitments To Purchase Aircraft [Member] USD ($)	Sep. 30, 2011 Commitments To Purchase Aircraft [Member] JPY (¥)	Mar. 31, 2011 Commitments To Purchase Aircraft [Member] JPY (¥)
Commitments outstanding	$ 3,335	¥ 256,927	¥ 264,736	$ 402	¥ 30,952	¥ 38,008	$ 781	¥ 60,162	¥ 77,928